RISK MANAGEMENT - Schedule of Foreign Exchange Risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 30,784,892			R$ 23,637,914
Currency risk | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	3,586,343			3,427,037
Liabilities	(22,444,794)			(39,156,408)
Net exposure	(18,858,451)	$ (3,643,019)		(35,729,371)	$ (6,493,416)
Currency risk | Exposure to US$ | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(8,617,075)			(21,818,077)
Currency risk | Exposure to US$ | Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(11,404,509)			(12,583,452)
Currency risk | Exposure to US$ | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0			(397,365)
Currency risk | Exposure to US$ | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(911,166)			(2,847,888)
Currency risk | Exposure to US$ | Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0			(2,203)
Currency risk | Exposure to US$ | Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(1,493,136)			(1,507,285)
Currency risk | Exposure to US$ | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(18,908)			(138)
Currency risk | Exposure to US$ | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	743,419			560,717
Currency risk | Exposure to US$ | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	109,577			217,266
Currency risk | Exposure to US$ | Deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,537,947			2,588,149
Currency risk | Exposure to US$ | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	195,400			60,905
Currency risk | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	61,882			127,423
Liabilities	(1,075)			(1,600)
Net exposure	60,807		€ 10,288	125,823		€ 19,450
Currency risk | Exposure to € | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0			0
Currency risk | Exposure to € | Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0			0
Currency risk | Exposure to € | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0			0
Currency risk | Exposure to € | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(995)			(1,516)
Currency risk | Exposure to € | Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0			0
Currency risk | Exposure to € | Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0			0
Currency risk | Exposure to € | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(81)			(84)
Currency risk | Exposure to € | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	13,541			12,237
Currency risk | Exposure to € | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,773			11,469
Currency risk | Exposure to € | Deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	21,448			74,253
Currency risk | Exposure to € | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 25,121			R$ 29,464